Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CONTINUING OPERATIONS
Revenues	$ 5,906	$ 5,501
Operating expenses	(4,413)	(4,131)
Depreciation	(154)	(110)
Other operating gains, net	423	29
Operating profit	1,199	780
Finance costs, net:
Net interest expense	(163)	(260)
Other finance (costs) income	(65)	13
Income before tax and equity method investments	971	533
Share of post-tax losses in equity method investments	(599)	(233)
Tax benefit (expense)	1,198	(136)
Earnings from continuing operations	1,570	164
(Loss) earnings from discontinued operations, net of tax	(6)	3,859
Net earnings	1,564	4,023
Earnings attributable to:
Common shareholders	1,564	3,933
Non-controlling interests	$ 0	$ 90
Basic earnings per share
From continuing operations	$ 3.13	$ 0.25
From discontinued operations	(0.01)	5.64
Basic earnings per share	3.12	5.89
Diluted earnings per share
From continuing operations	3.12	0.24
From discontinued operations	(0.01)	5.64
Diluted earnings per share	$ 3.11	$ 5.88
Computer software [member]
CONTINUING OPERATIONS
Amortization	$ (449)	$ (400)
Other identifiable intangible assets [member]
CONTINUING OPERATIONS
Amortization	$ (114)	$ (109)